Phone:   260-455-6918
Fax:     260-455-5135
E-Mail:  Colleen.Tonn@LFG.com
         --------------------

VIA EDGAR
---------

January 19, 2011

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4644

RE:      Lincoln Variable Insurance Products Trust (the "Trust")
         (File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 93 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish a new series of the Trust, the LVIP 2050 Profile Fund. The format of the prospectus for this Fund, which will be a fund of funds, is similar to the prospectuses of the LVIP Wilshire Profile Funds (existing Funds of the Lincoln Variable Insurance Products Trust).

We are anticipating that this Fund will become effective on or about April 30, 2011, although we anticipate making the filing pursuant to Rule 485(b) on or about April 14, 2011.

Please contact the undersigned at 260-455-6918 with your comments.

Very truly yours,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel

Enclosures

cc: Craig D. Moreshead, Esq.